Regulatory Matters (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2014
Tangible Capital [Abstract]
Tangible capital (to tangible assets), actual amount	$ 1,435	$ 1,514	$ 1,184
Tangible capital (to tangible assets), actual ratio (percent)	11.51%	11.59%	12.59%
Tier 1 Capital [Abstract]
Tier 1 capital, actual amount	$ 1,435	$ 1,514	$ 1,184
Tier 1 capital (to adjusted tangible assets), actual ratio (percent)	11.51%	11.59%	12.59%
Tier 1 capital, for capital adequacy purposes amount	$ 499	$ 523	$ 376
Tier 1 capital (to adjusted tangible assets), for capital adequacy purposes ratio (percent)	4.00%	4.00%	4.00%
Tier 1 capital, capitalized under prompt corrective action provision amount	$ 624	$ 653	$ 470
Tier 1 capital (to adjusted tangible assets), capitalized under prompt corrective action provision ratio (percent)	5.00%	5.00%	5.00%
Common Equity Tier 1 Capital [Abstract]
Common equity Tier 1 capital (to RWA), actual amount	$ 1,065	$ 1,086
Common equity Tier 1 capital (to RWA), actual ratio (percent)	14.09%	13.55%
Common equity Tier 1 capital (to RWA), For Capital Adequacy Purposes, Amount	$ 340	$ 361
Common equity Tier 1 capital (to RWA), For Capital Adequacy Purposes, Ratio (percent)	4.50%	4.50%
Common equity Tier 1 capital (to RWA), Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 491	$ 521
Common equity Tier 1 capital (to RWA), Well Capitalized Under Prompt Corrective Action Provisions, Ratio (percent)	6.50%	6.50%
Tier One Risk Based Capital [Abstract]
Tier 1 capital, actual amount	$ 1,435	$ 1,514	$ 1,184
Tier 1 capital (to risk weighted assets), actual ratio (percent)	18.98%	18.89%	22.81%
Tier 1 capital, for capital adequacy purposes amount	$ 454	$ 481	$ 208
Tier 1 capital (to risk weighted assets), for capital adequacy purposes ratio (percent)	6.00%	6.00%	4.00%
Tier 1 capital, capitalized under prompt corrective action provision amount	$ 605	$ 642	$ 311
Tier 1 capital (to risk weighted assets), capitalized under prompt corrective action provision ratio (percent)	8.00%	8.00%	6.00%
Capital [Abstract]
Total capital, actual amount	$ 1,534	$ 1,618	$ 1,252
Total capital (to risk weighted assets), actual ratio (percent)	20.28%	20.19%	24.12%
Total capital, for capital adequacy purposes amount	$ 605	$ 642	$ 415
Total capital (to risk weighted assets), for capital adequacy purposes ratio (percent)	8.00%	8.00%	8.00%
Total capital, capitalized under prompt corrective action provisions amount	$ 756	$ 802	$ 519
Total capital (to risk weighted assets), capitalized under prompt corrective action provisions ratio (percent)	10.00%	10.00%	10.00%
Consent order, term of written capital plan (years)	3 years
Subsidiaries
Tangible Capital [Abstract]
Tangible capital (to tangible assets), actual amount	$ 1,472	$ 1,576	$ 1,167
Tangible capital (to tangible assets), actual ratio (percent)	11.79%	12.03%	12.43%
Tier 1 Capital [Abstract]
Tier 1 capital, actual amount	$ 1,472	$ 1,576	$ 1,167
Tier 1 capital (to adjusted tangible assets), actual ratio (percent)	11.79%	12.03%	12.43%
Tier 1 capital, for capital adequacy purposes amount	$ 500	$ 524	$ 376
Tier 1 capital (to adjusted tangible assets), for capital adequacy purposes ratio (percent)	4.00%	4.00%	4.00%
Tier 1 capital, capitalized under prompt corrective action provision amount	$ 625	$ 655	$ 470
Tier 1 capital (to adjusted tangible assets), capitalized under prompt corrective action provision ratio (percent)	5.00%	5.00%	5.00%
Common Equity Tier 1 Capital [Abstract]
Common equity Tier 1 capital (to RWA), actual amount	$ 1,472	$ 1,576
Common equity Tier 1 capital (to RWA), actual ratio (percent)	19.42%	19.58%
Common equity Tier 1 capital (to RWA), For Capital Adequacy Purposes, Amount	$ 341	$ 362
Common equity Tier 1 capital (to RWA), For Capital Adequacy Purposes, Ratio (percent)	4.50%	4.50%
Common equity Tier 1 capital (to RWA), Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 493	$ 524
Common equity Tier 1 capital (to RWA), Well Capitalized Under Prompt Corrective Action Provisions, Ratio (percent)	6.50%	6.50%
Tier One Risk Based Capital [Abstract]
Tier 1 capital, actual amount	$ 1,472	$ 1,576	$ 1,167
Tier 1 capital (to risk weighted assets), actual ratio (percent)	19.42%	19.58%	22.54%
Tier 1 capital, for capital adequacy purposes amount	$ 455	$ 483	$ 207
Tier 1 capital (to risk weighted assets), for capital adequacy purposes ratio (percent)	6.00%	6.00%	4.00%
Tier 1 capital, capitalized under prompt corrective action provision amount	$ 607	$ 644	$ 311
Tier 1 capital (to risk weighted assets), capitalized under prompt corrective action provision ratio (percent)	8.00%	8.00%	6.00%
Capital [Abstract]
Total capital, actual amount	$ 1,570	$ 1,679	$ 1,235
Total capital (to risk weighted assets), actual ratio (percent)	20.71%	20.86%	23.85%
Total capital, for capital adequacy purposes amount	$ 607	$ 644	$ 414
Total capital (to risk weighted assets), for capital adequacy purposes ratio (percent)	8.00%	8.00%	8.00%
Total capital, capitalized under prompt corrective action provisions amount	$ 758	$ 806	$ 518
Total capital (to risk weighted assets), capitalized under prompt corrective action provisions ratio (percent)	10.00%	10.00%	10.00%